Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of redeemable convertible preferred stock

At December 31, 2021 and 2020, the ordinary shares reflected in the consolidated balance sheets are reconciled in the following table:

Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	(11,454,000)
Class A common stock issuance costs	(15,179,927)
Plus:
Remeasurement of carrying value to redemption value	26,667,374

Common stock subject to possible redemption, 12/31/20	276,033,447
Remeasurement of carrying value to redemption value	(33,447)
Common stock subject to possible redemption, 12/31/21	$276,000,000

Gelesis
Schedule of redeemable convertible preferred stock

Redeemable convertible preferred stock consisted of the following at December 31, 2021 (in thousands, except for share data):

	Preferred				Common Stock
	Stock	Issued and	Liquidation	Carrying	Issuable Upon
	Authorized	Outstanding	Preference	Value	Conversion
Series A-1	1,711,755	1,689,193	$7,505	$7,113	1,689,193
Series A-2	1,161,254	1,161,254	3,030	3,033	1,161,254
Series A-3	1,730,874	1,730,874	5,188	7,460	1,730,874
Series A-4	2,159,022	1,450,529	5,473	2,602	1,450,529
Series A-5	1,977,114	1,977,114	24,536	44,307	1,977,114
Series Growth	2,538,274	2,538,274	31,500	56,959	2,538,274
Series 2 Growth	2,370,803	2,370,803	30,370	53,201	2,370,803
Series 3 Growth	6,308,529	5,818,895	150,768	136,919	5,818,895
Total	19,957,625	18,736,936	$258,370	$311,594	18,736,936

Redeemable convertible preferred stock consisted of the following at December 31, 2020 (in thousands, except for share data):

	Preferred				Common Stock
	Stock	Issued and	Liquidation	Carrying	Issuable Upon
	Authorized	Outstanding	Preference	Value	Conversion
Series A-1	1,711,755	1,636,971	$7,273	$6,176	1,636,971
Series A-2	1,161,254	1,161,254	3,030	3,033	1,161,254
Series A-3	1,730,874	1,492,685	4,474	4,463	1,492,685
Series A-4	2,159,022	1,450,529	5,473	2,602	1,450,529
Series A-5	1,977,114	1,977,114	24,536	24,991	1,977,114
Series Growth	2,538,274	2,538,274	31,500	32,763	2,538,274
Series 2 Growth	2,370,803	2,370,803	30,370	30,684	2,370,803
Series 3 Growth	6,308,529	5,818,895	150,768	108,813	5,818,895
Total	19,957,625	18,446,525	$257,424	$213,525	18,446,525